SCHEDULE OF WEIGHTED AVERAGE DILUTIVE COMMON STOCK (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	1,780,526	1,784,979	1,757,115	1,770,088
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	200,000	200,000	200,000	200,000
Placement Agent Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	8,000	8,000	8,000	8,000
Series A Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	1,445,007	1,445,007	1,445,007	1,445,007
Unvested Common Stock Grants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	127,519	131,972	104,108	117,081